LICENSE AGREEMENTS (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2021 item	Nov. 30, 2021 item	Dec. 31, 2021 USD ($)
LICENSE AGREEMENTS
Number of license and supply agreements entered | item	3	3
Royalty revenues | $			$ 0